Equity	12 Months Ended
Jun. 30, 2025
Equity [Abstract]
Equity

Note 13. Equity

The shareholders’ equity structure as of June 30, 2024 and 2023 are presented after giving retroactive effect to the reorganization of the Company that was completed on November 18, 2024. Immediately before and after reorganization, the Company, together with its subsidiary, were effectively controlled by the same shareholder; therefore, for accounting purposes, the reorganization was accounted for as a recapitalization.

Authorized Shares

The Company has 500,000,000 authorized ordinary shares, no-par value per share.

Ordinary Shares

As of June 30, 2025, the Company has 10,000,000 Class A ordinary shares and 5,000,000 Class B outstanding and issued to the participating shareholders in connection with the reorganization of the Company.

Capital contribution from non-controlling interests of BU Production

BU Production was incorporated on February 14, 2023 with a share capital of HKD100 (approximately $12). The Company owned 50% of the outstanding shares of BU Production with the majority voting rights to control; the remaining 50% is considered non-controlling interest. Upon its incorporation, the Company and non-controlling interest contributed HKD50 (approximately $6) each to BU Production.

Subscription receivable and share allotment

On November 7, 2024, BUUU, via a subscription agreement for aggregate proceeds of $19,800, issued 3,960,000 ordinary shares of BUUU to the pre-IPO investors. As of June 30, 2025, 2024 and 2023, proceeds to be received from this subscription were reflected in share capital and subscription receivable in the amount of $19,801.

Cash dividend

On September 1, 2024, BU Creation Limited, the subsidiary of the Company, declared a special dividend of approximately HK$71,000 per share (equivalent to approximately $9,140 per share) with respect to the 100 issued shares of BU Creation Limited or HK$7,100,000 (equivalent to $904,470) to the shareholders of BU Creation Limited, of which $495,663 was offset with the current account with shareholders. The dividend declared by BU Creation Limited has been fully paid at the date these unaudited interim condensed consolidated financial statements are issued.

On September 1, 2024, BU Workshop Limited, the subsidiary of the Company, declared a special dividend of approximately HK$14,000 per share (equivalent to approximately $1,802 per share) with respect to the 100 issued shares of BU Workshop Limited or HK$1,400,000 (equivalent to $178,346) to the shareholders of BU Workshop Limited, of which $79,082 was offset with the current account with shareholders. The dividend declared by BU Workshop Limited has been fully paid at the date these unaudited interim condensed consolidated financial statements are issued.